Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 12, 2018
Supplement [Text Block]	vsfi_SupplementTextBlock

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

("Fund")

Supplement dated January 12, 2018

to the Fund's Class A, Class C, Class I, Class R and Class W Prospectus,

dated February 28, 2017, and Class T Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

Class A, Class C, Class I, Class R and Class W shares Prospectus

1.	The second sentence in the second paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.040 per share for Class W shares, and $0.036 per share for Class R shares for 2018 based on annual payment rates of 5.50% for Class A shares, 4.75% for Class C shares, 5.81% for Class I shares, 5.75% for Class W shares, and 5.25% for Class R shares.

Class T shares Prospectus

1.	The second sentence in the second paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 for 2018 based on annual payments rates of 5.50% for Class T shares.

Class A, C, I, R, W Shares | Voya Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vsfi_SupplementTextBlock

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

("Fund")

Supplement dated January 12, 2018

to the Fund's Class A, Class C, Class I, Class R and Class W Prospectus,

dated February 28, 2017, and Class T Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

Class A, Class C, Class I, Class R and Class W shares Prospectus

1.	The second sentence in the second paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.040 per share for Class W shares, and $0.036 per share for Class R shares for 2018 based on annual payment rates of 5.50% for Class A shares, 4.75% for Class C shares, 5.81% for Class I shares, 5.75% for Class W shares, and 5.25% for Class R shares.

Class T Shares | Voya Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vsfi_SupplementTextBlock

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

("Fund")

Supplement dated January 12, 2018

to the Fund's Class A, Class C, Class I, Class R and Class W Prospectus,

dated February 28, 2017, and Class T Prospectus dated May 31, 2017

(each a "Prospectus" and collectively the "Prospectuses")

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed-income, and real estate securities.

Class T shares Prospectus

1.	The second sentence in the second paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 for 2018 based on annual payments rates of 5.50% for Class T shares.